Annual Total Returns - Delaware Sustainable Equity Income Fund - Class A	Mar. 31, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(3.54%)
2019	26.99%
2020	7.88%
2021	25.00%